Long-Term Debt (Schedule Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Capital lease obligations	$ 5,652	$ 7,563
Other long-term borrowings	37,645	12,318
Total	767,236	775,898
Current portion of long-term debt	6,156	4,727
Long-term debt, excluding current portion	761,080	771,171
2023 Notes [Member]
Debt Instrument [Line Items]
Notes payable	468,976	468,470
2016 Notes [Member]
Debt Instrument [Line Items]
Notes payable	$ 254,963	$ 287,547